Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Weighted-average Assumptions Used in the Valuation of Stock Options Granted
The following table summarizes the weighted-average assumptions used in the valuation of stock options granted:

	Three Months Ended March 31,
	2024	2023
Expected volatility (%)	73.5%	81.4%
Risk-free interest rate (%)	4.3%	3.6%
Expected dividend yield	—	—
Expected term (years)	6.8	6.0

The following table summarizes the weighted-average assumptions used in the valuation of stock options granted:

December 31,	2023	2022
Expected volatility (%)	81.4%	77.7%
Risk-free interest rate (%)	3.6%	2.9%
Expected dividend yield	—	—
Expected term (years)	6.0	6.0

Summary of the Company Recognized Stock-based Compensation Expense Related to Stock Options
The Company recognized stock-based compensation expense related to stock options of $1.3 million and $1.2 million for the three months ended March 31, 2024 and 2023, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Sales and marketing	$8	$17
Operations	102	190
Technology and product development	64	110
General and administrative	1,126	834

Total	$1,300	$1,151

The Company recognized stock-based compensation expense related to stock options of $3.4 million, and $4.8 million for the years ended December 31, 2023 and 2022, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Sales and marketing	$53	$689
Operations	623	689
Technology and product development	380	1,191
General and administrative	2,384	2,235

Total	$3,440	$4,804

Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Restricted Stock Units (RSUs) Activity
Restricted stock units (RSUs) activity for the three months ended March 31, 2024 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2023	3,244,369	$5.30
RSUs granted	6,042,500	0.17
RSUs vested	(3,018,362)	1.21
RSUs canceled	(793,031)	3.89

Balance, March 31, 2024	5,475,476	$2.10

Restricted stock units (RSUs) activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2022	3,450,792	$8.52
RSUs granted	2,381,877	0.43
RSUs vested	(1,994,119)	4.03
RSUs canceled	(594,181)	8.69

Balance, December 31, 2023	3,244,369	$5.30

Summary of Stock Option Activity
Stock option activity for the three months ended March 31, 2024 (in thousands, except share amounts and per unit data) is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2023	7,997,004	$1.78	7.53	$10
Options granted	88,050,000	0.25	9.91	5,283
Options exercised	—	—	—	—
Options expired	(181,478)	4.16	—	4
Options forfeited	(192,833)	1.22	—	6

Balance, March 31, 2024	95,672,693	$0.37	9.73	$5,467

Vested and Exercisable, March 31, 2024	3,478,648	2.56	6.43	58

Vested and Exercisable and Expected to Vest, March 31, 2024	95,672,693	$0.37	9.73	$5,467

Stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2022	5,134,332	$3.40	6.50	$61
Options granted	4,490,000	0.27	8.50	—
Options exercised	(1,121)	—	—	—
Options expired	(1,044,717)	2.67	—	—
Options forfeited	(581,490)	2.30	—	—

Balance, December 31, 2023	7,997,004	$1.78	7.53	$10

Vested and Exercisable, December 31, 2023	3,110,107	2.87	6.64	18

Vested and Exercisable and Expected to Vest, December 31, 2023	7,997,004	1.78	7.53	10

Summary of the Company Recognized Stock-based Compensation Expense Related to Stock Options
The Company recognized stock-based compensation expense related to RSUs of $2.0 million and $2.4 million for the three months ended March 31, 2024 and 2023, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Sales and marketing	$84	$115
Operations	305	629
Technology and product development	797	898
General and administrative	813	772

Total	$1,999	$2,414

The Company recognized stock-based compensation expense related to RSUs of $9.1 million and $4.3 million for the years ended December 31, 2023 and 2022, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Sales and marketing	$408	$734
Operations	1,851	734
Technology and product development	3,816	1,372
General and administrative	3,063	1,483

Total	$9,138	$4,323